UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810
                                                      --------

                             Oppenheimer Global Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
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Telefonaktiebolaget LM Ericsson, B Shares                                   4.0%
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Vodafone Group plc                                                          2.3
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Siemens AG                                                                  2.1
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Juniper Networks, Inc.                                                      1.9
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                              1.8
--------------------------------------------------------------------------------
eBay, Inc.                                                                  1.8
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Microsoft Corp.                                                             1.5
--------------------------------------------------------------------------------
Credit Suisse Group                                                         1.4
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Transocean, Inc.                                                            1.4
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LVMH Moet Hennessey Louis Vuitton                                           1.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
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United States                                                              34.8%
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United Kingdom                                                             11.8
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Japan                                                                      11.3
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Sweden                                                                      7.4
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Germany                                                                     6.9
--------------------------------------------------------------------------------
France                                                                      5.3
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India                                                                       3.0
--------------------------------------------------------------------------------
Switzerland                                                                 2.9
--------------------------------------------------------------------------------
The Netherlands                                                             2.5
--------------------------------------------------------------------------------
Taiwan                                                                      2.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on total market value of investments.

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                           8 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                        40.6%
United States/Canada          36.1
Asia                          18.4
Latin America                  4.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                           9 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) returned 20.58% during the reporting period, slightly underperforming its benchmark, the MSCI World Index, which returned 21.09% in the past fiscal year. The Fund's Class A shares (without sales charge) slightly outperformed the Index over the six-month period, 10.03% versus 9.02%, respectively.

      The most significant contribution to the slight underperformance of the Fund was the Fund's lack of holdings of metals and materials stocks and its relative underweight in energy and utilities stocks. Its substantial position in technology stocks hurt its relative performance particularly in the first half of the past twelve months. Our relative underweight in financials, especially U.S.-based companies, helped returns, as we partially anticipated a more difficult economic environment for financial stocks.

      Given the strategic orientation of the Fund, which focuses on long-term sustainable competitive advantage and away from commodities, the past year's environment was somewhat unfavorable for our long-term strategy. Manifestations of our strategy that worked in the past twelve months included Hyundai Heavy Industries Co. Ltd. which benefited greatly from a strong shipbuilding order book and rising prices and Nintendo Co. Ltd. which had a blockbuster release of its new Wii gaming platform and continued its dominance of the handheld electronic games business. Juniper Networks, Inc., one of the world's leading network equipment providers, gained as evidence of the need to increase network capacity in telecom networks mounted. One of last year's losers, Tandberg ASA, a leader in videoconferencing software and hardware, justified our confidence in holding on to its shares through last year's turmoil by almost tripling. We also had some success in the past year with Vodafone Group plc and Porsche AG, among our long-term holdings, and Tiffany & Co., one of our more recent purchases.

      We had a notable lack of success in our purchase of Getty Images, Inc., which continued to disappoint in terms of earnings growth, and also with Nuvelo, Inc. and AtheroGenics, Inc. (both of which we exited), two small biotechnology companies whose front line drug candidates showed no particular efficacy in treating the problems they were meant to ameliorate. Japan was the location of many of our poor performers. The lack of growth in the Japanese domestic economy hurt our holdings of Japanese banks. A dramatic reduction in the maximum interest chargeable by finance companies in Japan through a change in regulation hurt our holding in Credit Saison Co. Ltd. Regulatory changes in gaming laws affected the sales of pachinko and pachislot machines which


                          10 | OPPENHEIMER GLOBAL FUND
substantially reduced Sega Sammy Holdings, Inc.'s profit and stock price. We are confident that the credit card opportunity in Japan is vast and that Credit Saison's fortunes, while temporarily affected, will be restored and enhanced in the future. One of our most trying holdings has been Advanced Micro Devices, Inc., which declined sharply as a result of missteps and delays. We still believe that the company has much to look forward to if it can execute better.

      PLEASE REMEMBER THAT INVESTING IN FOREIGN MARKETS ENTAILS ADDITIONAL RISKS, INCLUDING THE RISKS ASSOCIATED WITH CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES, AS DESCRIBED IN THE PROSPECTUS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on November 17, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 23 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Fund (Class A)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Global
               Fund (Class A)     MSCI World Index

09/30/1997        $ 9,425             $10,000
12/31/1997        $ 9,086             $ 9,763
03/31/1998        $10,105             $11,172
06/30/1998        $10,252             $11,409
09/30/1998        $ 8,497             $10,051
12/31/1998        $10,241             $12,184
03/31/1999        $10,623             $12,630
06/30/1999        $11,671             $13,243
09/30/1999        $11,899             $13,058
12/31/1999        $16,229             $15,272
03/31/2000        $18,411             $15,439
06/30/2000        $17,812             $14,903
09/30/2000        $17,508             $14,165
12/31/2000        $16,888             $13,299
03/31/2001        $14,459             $11,600
06/30/2001        $15,521             $11,922
09/30/2001        $12,763             $10,217
12/31/2001        $14,896             $11,102
03/31/2002        $15,122             $11,171
06/30/2002        $13,732             $10,147
09/30/2002        $11,236             $ 8,290
12/31/2002        $11,552             $ 8,932
03/31/2003        $10,640             $ 8,491
06/30/2003        $12,884             $ 9,955
09/30/2003        $14,128             $10,447
12/31/2003        $16,528             $11,948
03/31/2004        $17,240             $12,273
06/30/2004        $17,057             $12,401
09/30/2004        $16,894             $12,289
12/31/2004        $19,614             $13,770
03/31/2005        $18,942             $13,631
06/30/2005        $19,494             $13,714
09/30/2005        $21,353             $14,686
12/31/2005        $22,327             $15,150
03/31/2006        $23,980             $16,167
06/30/2006        $23,154             $16,114
09/30/2006        $24,158             $16,851
12/31/2006        $26,207             $18,279
03/31/2007        $26,474             $18,754
06/30/2007        $28,410             $20,013
09/30/2007        $29,130             $20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year   13.65%     5-Year   19.56%     10-Year 11.28%


                          12 | OPPENHEIMER GLOBAL FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Fund (Class B)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Global
               Fund (Class B)     MSCI World Index

09/30/1997        $10,000             $10,000
12/31/1997        $ 9,620             $ 9,763
03/31/1998        $10,677             $11,172
06/30/1998        $10,816             $11,409
09/30/1998        $ 8,944             $10,051
12/31/1998        $10,758             $12,184
03/31/1999        $11,141             $12,630
06/30/1999        $12,215             $13,243
09/30/1999        $12,432             $13,058
12/31/1999        $16,919             $15,272
03/31/2000        $19,158             $15,439
06/30/2000        $18,499             $14,903
09/30/2000        $18,151             $14,165
12/31/2000        $17,472             $13,299
03/31/2001        $14,930             $11,600
06/30/2001        $15,998             $11,922
09/30/2001        $13,128             $10,217
12/31/2001        $15,295             $11,102
03/31/2002        $15,498             $11,171
06/30/2002        $14,045             $10,147
09/30/2002        $11,471             $ 8,290
12/31/2002        $11,764             $ 8,932
03/31/2003        $10,817             $ 8,491
06/30/2003        $13,073             $ 9,955
09/30/2003        $14,311             $10,447
12/31/2003        $16,743             $11,948
03/31/2004        $17,465             $12,273
06/30/2004        $17,279             $12,401
09/30/2004        $17,113             $12,289
12/31/2004        $19,869             $13,770
03/31/2005        $19,189             $13,631
06/30/2005        $19,748             $13,714
09/30/2005        $21,631             $14,686
12/31/2005        $22,617             $15,150
03/31/2006        $24,292             $16,167
06/30/2006        $23,455             $16,114
09/30/2006        $24,472             $16,851
12/31/2006        $26,548             $18,279
03/31/2007        $26,818             $18,754
06/30/2007        $28,779             $20,013
09/30/2007        $29,510             $20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year   14.64%     5-Year   19.82%     10-Year 11.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Fund (Class C)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Global
               Fund (Class C)     MSCI World Index

09/30/1997        $10,000             $10,000
12/31/1997        $ 9,621             $ 9,763
03/31/1998        $10,680             $11,172
06/30/1998        $10,815             $11,409
09/30/1998        $ 8,947             $10,051
12/31/1998        $10,761             $12,184
03/31/1999        $11,142             $12,630
06/30/1999        $12,215             $13,243
09/30/1999        $12,433             $13,058
12/31/1999        $16,923             $15,272
03/31/2000        $19,162             $15,439
06/30/2000        $18,500             $14,903
09/30/2000        $18,154             $14,165
12/31/2000        $17,475             $13,299
03/31/2001        $14,931             $11,600
06/30/2001        $15,996             $11,922
09/30/2001        $13,130             $10,217
12/31/2001        $15,294             $11,102
03/31/2002        $15,498             $11,171
06/30/2002        $14,046             $10,147
09/30/2002        $11,471             $ 8,290
12/31/2002        $11,770             $ 8,932
03/31/2003        $10,820             $ 8,491
06/30/2003        $13,079             $ 9,955
09/30/2003        $14,310             $10,447
12/31/2003        $16,709             $11,948
03/31/2004        $17,395             $12,273
06/30/2004        $17,178             $12,401
09/30/2004        $16,981             $12,289
12/31/2004        $19,678             $13,770
03/31/2005        $18,968             $13,631
06/30/2005        $19,484             $13,714
09/30/2005        $21,301             $14,686
12/31/2005        $22,228             $15,150
03/31/2006        $23,830             $16,167
06/30/2006        $22,968             $16,114
09/30/2006        $23,918             $16,851
12/31/2006        $25,896             $18,279
03/31/2007        $26,112             $18,754
06/30/2007        $27,973             $20,013
09/30/2007        $28,626             $20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year   18.69%     5-Year   20.07%     10-Year 11.09%


                          14 | OPPENHEIMER GLOBAL FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Fund (Class N)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Global
               Fund (Class N)     MSCI World Index

03/01/2001        $10,000             $10,000
03/31/2001        $ 9,044             $ 9,345
06/30/2001        $ 9,699             $ 9,604
09/30/2001        $ 7,975             $ 8,231
12/31/2001        $ 9,304             $ 8,944
03/31/2002        $ 9,439             $ 8,999
06/30/2002        $ 8,566             $ 8,174
09/30/2002        $ 7,008             $ 6,678
12/31/2002        $ 7,199             $ 7,196
03/31/2003        $ 6,631             $ 6,840
06/30/2003        $ 8,021             $ 8,020
09/30/2003        $ 8,785             $ 8,416
12/31/2003        $10,269             $ 9,625
03/31/2004        $10,700             $ 9,887
06/30/2004        $10,576             $ 9,990
09/30/2004        $10,466             $ 9,900
12/31/2004        $12,137             $11,093
03/31/2005        $11,709             $10,982
06/30/2005        $12,039             $11,048
09/30/2005        $13,175             $11,831
12/31/2005        $13,760             $12,205
03/31/2006        $14,768             $13,024
06/30/2006        $14,244             $12,982
09/30/2006        $14,847             $13,575
12/31/2006        $16,090             $14,725
03/31/2007        $16,237             $15,109
06/30/2007        $17,407             $16,122
09/30/2007        $17,831             $16,518

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year   19.10%     5-Year   20.54%     Since Inception (3/1/01) 9.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Fund (Class Y)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Global
               Fund (Class Y)     MSCI World Index

11/17/1998        $10,000             $10,000
12/31/1998        $10,907             $10,490
03/31/1999        $11,328             $10,874
06/30/1999        $12,454             $11,402
09/30/1999        $12,710             $11,242
12/31/1999        $17,353             $13,148
03/31/2000        $19,701             $13,293
06/30/2000        $19,075             $12,831
09/30/2000        $18,764             $12,195
12/31/2000        $18,098             $11,450
03/31/2001        $15,497             $ 9,987
06/30/2001        $16,651             $10,264
09/30/2001        $13,691             $ 8,796
12/31/2001        $15,989             $ 9,558
03/31/2002        $16,241             $ 9,617
06/30/2002        $14,753             $ 8,736
09/30/2002        $12,077             $ 7,137
12/31/2002        $12,422             $ 7,690
03/31/2003        $11,449             $ 7,310
06/30/2003        $13,872             $ 8,571
09/30/2003        $15,214             $ 8,994
12/31/2003        $17,812             $10,287
03/31/2004        $18,590             $10,566
06/30/2004        $18,404             $10,677
09/30/2004        $18,239             $10,580
12/31/2004        $21,189             $11,855
03/31/2005        $20,474             $11,736
06/30/2005        $21,092             $11,807
09/30/2005        $23,121             $12,644
12/31/2005        $24,197             $13,043
03/31/2006        $26,013             $13,919
06/30/2006        $25,143             $13,874
09/30/2006        $26,258             $14,508
12/31/2006        $28,512             $15,737
03/31/2007        $28,824             $16,147
06/30/2007        $30,964             $17,230
09/30/2007        $31,773             $17,653

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07
1-Year   21.00%     5-Year   21.35%     Since Inception (11/17/98) 13.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                          19 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING    ENDING       EXPENSES
                                ACCOUNT      ACCOUNT      PAID DURING
                                VALUE        VALUE        6 MONTHS ENDED
                                (4/1/07)     (9/30/07)    SEPTEMBER 30, 2007
-----------------------------------------------------------------------------
Class A Actual                  $ 1,000.00   $ 1,100.30   $  5.49
-----------------------------------------------------------------------------
Class A Hypothetical              1,000.00     1,019.85      5.28
-----------------------------------------------------------------------------
Class B Actual                    1,000.00     1,096.10      9.60
-----------------------------------------------------------------------------
Class B Hypothetical              1,000.00     1,015.94      9.24
-----------------------------------------------------------------------------
Class C Actual                    1,000.00     1,096.30      9.39
-----------------------------------------------------------------------------
Class C Hypothetical              1,000.00     1,016.14      9.04
-----------------------------------------------------------------------------
Class N Actual                    1,000.00     1,098.10      7.60
-----------------------------------------------------------------------------
Class N Hypothetical              1,000.00     1,017.85      7.31
-----------------------------------------------------------------------------
Class Y Actual                    1,000.00     1,102.40      3.54
-----------------------------------------------------------------------------
Class Y Hypothetical              1,000.00     1,021.71      3.40

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.04%
-----------------------------
Class B             1.82
-----------------------------
Class C             1.78
-----------------------------
Class N             1.44
-----------------------------
Class Y             0.67

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                          20 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  September 30, 2007
-------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--99.5%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.9%
-------------------------------------------------------------------------------
AUTOMOBILES--2.8%
Bayerische
Motoren Werke
(BMW) AG                                          2,840,850   $    183,707,949
-------------------------------------------------------------------------------
Bayerische
Motoren Werke
(BMW) AG,
Preference                                          895,898         47,829,601
-------------------------------------------------------------------------------
Porsche AG,
Preference                                           73,247        156,459,202
-------------------------------------------------------------------------------
Toyota Motor
Corp.                                             2,048,812        119,937,396
                                                              -----------------
                                                                   507,934,148

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
Carnival Corp.                                    4,660,832        225,724,094
-------------------------------------------------------------------------------
International
Game Technology                                   2,563,461        110,485,169
-------------------------------------------------------------------------------
McDonald's Corp.                                  2,501,800        136,273,046
-------------------------------------------------------------------------------
Shuffle Master,
Inc. 1                                            1,300,000         19,435,000
                                                              -----------------
                                                                   491,917,309

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Koninklijke
(Royal) Philips
Electronics NV                                    5,108,946        230,572,432
-------------------------------------------------------------------------------
Sony Corp.                                        4,961,028        238,556,843
                                                              -----------------
                                                                   469,129,275

-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy
Holdings, Inc.                                    2,342,200         31,198,067
-------------------------------------------------------------------------------
MEDIA--4.7%
Dish TV India Ltd. 1                             10,934,339         20,210,607
-------------------------------------------------------------------------------
Getty Images, Inc. 1                                842,010         23,441,558
-------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                     6,943,888        167,833,773
-------------------------------------------------------------------------------
Pearson plc                                       4,918,347         76,226,529
-------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1                                    42,077,323        146,849,857

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
MEDIA Continued
Walt Disney Co.
(The)                                             5,406,100   $    185,915,779
-------------------------------------------------------------------------------
Wire & Wireless
India Ltd. 1                                      9,886,622         11,189,828
-------------------------------------------------------------------------------
WPP Group plc                                     6,241,370         84,536,111
-------------------------------------------------------------------------------
Zee Entertainment
Enterprises Ltd.                                 16,563,942        142,101,351
                                                              -----------------
                                                                   858,305,393

-------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
H&M Hennes &
Mauritz AB, Cl. B                                 5,128,006        325,071,065
-------------------------------------------------------------------------------
Industria de
Diseno Textil SA                                  3,000,200        202,183,764
-------------------------------------------------------------------------------
Tiffany & Co.                                     3,498,978        183,171,498
                                                              -----------------
                                                                   710,426,327

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Bulgari SpA                                       5,978,800         94,120,766
-------------------------------------------------------------------------------
Burberry Group
plc                                               6,030,519         81,063,323
-------------------------------------------------------------------------------
Coach, Inc. 1                                     1,325,800         62,670,566
-------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                           2,130,510        255,403,579
-------------------------------------------------------------------------------
Tod's SpA                                           625,404         52,517,563
                                                              -----------------
                                                                   545,775,797

-------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
-------------------------------------------------------------------------------
BEVERAGES--2.4%
Companhia de
Bebidas das
Americas, ADR,
Preference                                        2,019,510        147,686,766
-------------------------------------------------------------------------------
Diageo plc                                        4,142,271         91,022,159
-------------------------------------------------------------------------------
Fomento
Economico
Mexicano SA de
CV, UBD                                          33,465,438        124,653,203
-------------------------------------------------------------------------------
Grupo Modelo
SA de CV, Series C                               15,408,976         73,963,761
                                                              -----------------
                                                                   437,325,889


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Seven & I Holdings
Co. Ltd.                                          1,937,863   $     49,853,177
-------------------------------------------------------------------------------
Tesco plc                                        18,027,540        162,014,014
-------------------------------------------------------------------------------
Wal-Mart
Stores, Inc.                                      3,363,500        146,816,775
                                                              -----------------
                                                                   358,683,966

-------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury
Schweppes plc                                    14,164,975        164,324,839
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.7%
Colgate-Palmolive
Co.                                               2,018,200        143,938,024
-------------------------------------------------------------------------------
Hindustan
Unilever Ltd.                                    18,225,796        100,899,946
-------------------------------------------------------------------------------
Reckitt Benckiser
plc                                               4,208,239        247,280,105
                                                              -----------------
                                                                   492,118,075

-------------------------------------------------------------------------------
ENERGY--5.9%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Technip SA                                        2,298,560        205,506,584
-------------------------------------------------------------------------------
Transocean, Inc. 1                                2,260,232        255,519,228
                                                              -----------------
                                                                   461,025,812

-------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.4%
BP plc, ADR                                       1,980,458        137,344,762
-------------------------------------------------------------------------------
Chevron Corp.                                     1,603,116        150,019,595
-------------------------------------------------------------------------------
Husky Energy, Inc.                                5,410,566        225,474,248
-------------------------------------------------------------------------------
Total SA                                          1,288,222        104,230,718
                                                              -----------------
                                                                   617,069,323

-------------------------------------------------------------------------------
FINANCIALS--13.7%
-------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Credit Suisse
Group                                             3,950,844        262,315,002
-------------------------------------------------------------------------------
Morgan Stanley                                    2,303,502        145,120,626
-------------------------------------------------------------------------------
Northern Trust
Corp.                                             2,841,144        188,282,613
                                                              -----------------
                                                                   595,718,241

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
BNP Paribas SA                                      409,260   $     44,784,059
-------------------------------------------------------------------------------
HSBC Holdings plc                                 9,463,550        173,108,152
-------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                     1,078,400         56,853,248
-------------------------------------------------------------------------------
Resona Holdings,
Inc.                                                 23,822         40,694,497
-------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                        21,610,134        232,124,567
-------------------------------------------------------------------------------
Societe Generale,
Cl. A                                               907,205        152,233,576
-------------------------------------------------------------------------------
Sumitomo Mitsui
Financial Group,
Inc.                                                 13,448        104,224,299
                                                              -----------------
                                                                   804,022,398

-------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Credit Saison Co.
Ltd.                                              3,133,156         80,739,492
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Investor AB,
B Shares                                          4,293,594        110,269,829
-------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                          1,799,251        108,980,633
-------------------------------------------------------------------------------
AFLAC, Inc.                                       2,141,000        122,122,640
-------------------------------------------------------------------------------
Allianz SE                                        1,059,411        247,521,699
-------------------------------------------------------------------------------
American
International
Group, Inc.                                       2,039,700        137,985,705
-------------------------------------------------------------------------------
Manulife Financial
Corp.                                               237,698          9,800,427
-------------------------------------------------------------------------------
Prudential plc                                   11,154,969        171,514,838
-------------------------------------------------------------------------------
XL Capital Ltd.,
Cl. A                                             1,193,400         94,517,280
                                                              -----------------
                                                                   892,443,222

-------------------------------------------------------------------------------
HEALTH CARE--6.7%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--2.2%
3SBio, Inc., ADS 1                                  755,600         10,903,308
-------------------------------------------------------------------------------
Acadia
Pharmaceuticals,
Inc. 1                                            1,335,500         20,099,275
-------------------------------------------------------------------------------
Genentech, Inc. 1                                   863,952         67,405,535


                          22 | OPPENHEIMER GLOBAL FUND

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences,
Inc. 1                                            3,726,804   $    152,314,479
-------------------------------------------------------------------------------
InterMune, Inc. 1                                 1,214,900         23,241,037
-------------------------------------------------------------------------------
NicOx SA 1                                          949,512         22,746,370
-------------------------------------------------------------------------------
Pharmion Corp. 1                                    322,500         14,880,150
-------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc. 1                                              801,562         14,267,804
-------------------------------------------------------------------------------
Seattle Genetics,
Inc. 1                                            1,845,268         20,740,812
-------------------------------------------------------------------------------
Theravance, Inc. 1                                1,861,200         48,558,708
                                                              -----------------
                                                                   395,157,478

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Hospira, Inc. 1                                     459,300         19,037,985
-------------------------------------------------------------------------------
IDEXX
Laboratories, Inc. 1                                163,809         17,951,828
-------------------------------------------------------------------------------
Smith & Nephew
plc                                               7,468,357         91,299,274
-------------------------------------------------------------------------------
Swiss
Medical SA 1,2,3                                    960,000         17,441,244
                                                              -----------------
                                                                   145,730,331

-------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Nektar
Therapeutics 1                                    1,260,528         11,130,462
-------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Chugai
Pharmaceutical
Co. Ltd.                                          2,959,082         48,869,356
-------------------------------------------------------------------------------
Johnson &
Johnson                                             661,400         43,453,980
-------------------------------------------------------------------------------
Novo Nordisk AS,
Cl. B                                               422,600         51,007,211
-------------------------------------------------------------------------------
Roche Holding AG                                  1,205,648        218,606,221
-------------------------------------------------------------------------------
Sanofi-Aventis SA                                 2,052,313        173,774,538
-------------------------------------------------------------------------------
Shionogi & Co.
Ltd.                                              7,750,380        119,496,130
                                                              -----------------
                                                                   655,207,436

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
INDUSTRIALS--11.7%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                        1,122,884   $    117,891,591
-------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                           3,729,996        163,821,424
-------------------------------------------------------------------------------
European
Aeronautic
Defence &
Space Co.                                         5,574,650        171,383,385
-------------------------------------------------------------------------------
Lockheed Martin
Corp.                                             1,053,610        114,306,149
-------------------------------------------------------------------------------
Northrop
Grumman Corp.                                     1,168,600         91,150,800
-------------------------------------------------------------------------------
Raytheon Co.                                      1,932,084        123,305,601
                                                              -----------------
                                                                   781,858,950

-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
TNT NV                                            1,371,800         57,509,618
-------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                 84,400          6,338,440
                                                              -----------------
                                                                    63,848,058

-------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Assa Abloy AB,
Cl. B                                             8,783,371        182,302,551
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Experian Group
Ltd.                                              3,003,185         31,767,056
-------------------------------------------------------------------------------
Secom Co. Ltd.                                    1,869,000         89,980,151
                                                              -----------------
                                                                   121,747,207

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Emerson
Electric Co.                                      3,874,620        206,207,276
-------------------------------------------------------------------------------
Mitsubishi Electric
Corp.                                             6,538,000         81,650,904
                                                              -----------------
                                                                   287,858,180

-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                            2,087,000        195,301,460
-------------------------------------------------------------------------------
Siemens AG                                        2,786,387        382,423,461
                                                              -----------------
                                                                   577,724,921


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                          486,100   $     49,555,835
-------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                 130,381         60,261,323
                                                              -----------------
                                                                   109,817,158

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.9%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.0%
Cisco Systems, Inc. 1                             2,859,399         94,674,701
-------------------------------------------------------------------------------
Corning, Inc.                                     7,883,298        194,323,296
-------------------------------------------------------------------------------
Juniper Networks,
Inc. 1                                            9,202,992        336,921,537
-------------------------------------------------------------------------------
Tandberg ASA                                      4,558,762        109,714,699
-------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                        179,913,736        720,313,836
                                                              -----------------
                                                                 1,455,948,069

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Qisda Corp. 1                                    45,115,000         22,802,057
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hoya Corp.                                        3,827,716        130,184,790
-------------------------------------------------------------------------------
Keyence Corp.                                       377,551         83,816,223
-------------------------------------------------------------------------------
Kyocera Corp.                                       929,300         86,836,041
-------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                          2,319,204        166,450,877
-------------------------------------------------------------------------------
Nidec Corp.                                         642,308         45,040,192
                                                              -----------------
                                                                   512,328,123

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                      8,264,808        322,492,808
-------------------------------------------------------------------------------
IT SERVICES--2.3%
Automatic Data
Processing, Inc.                                  4,422,400        203,120,832
-------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                 4,433,793        210,604,472
                                                              -----------------
                                                                   413,725,304

-------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                       1,231,182         66,693,243

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.4%
Advanced Micro
Devices, Inc. 1                                  10,723,842   $    141,554,714
-------------------------------------------------------------------------------
Altera Corp.                                      5,381,718        129,591,769
-------------------------------------------------------------------------------
Cree, Inc. 1                                      3,708,468        115,333,355
-------------------------------------------------------------------------------
Linear Technology
Corp.                                             2,225,030         77,853,800
-------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                    4,964,155        145,697,949
-------------------------------------------------------------------------------
MediaTek, Inc.                                   12,417,615        223,043,288
-------------------------------------------------------------------------------
Samsung
Electronics Co.                                     150,494         94,552,065
-------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd.                                         51,756,973        100,865,435
-------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd., ADR                                     4,256,372         43,074,485
-------------------------------------------------------------------------------
Xilinx, Inc.                                      3,595,800         93,994,212
                                                              -----------------
                                                                 1,165,561,072

-------------------------------------------------------------------------------
SOFTWARE--6.1%
Adobe Systems,
Inc. 1                                            4,504,754        196,677,560
-------------------------------------------------------------------------------
Enix Corp.                                        2,500,000         82,705,785
-------------------------------------------------------------------------------
Intuit, Inc. 1                                    6,183,400        187,357,020
-------------------------------------------------------------------------------
Microsoft Corp.                                   9,080,102        267,499,805
-------------------------------------------------------------------------------
Nintendo Co. Ltd.                                   271,500        140,547,465
-------------------------------------------------------------------------------
SAP AG                                            4,090,629        239,328,249
                                                              -----------------
                                                                 1,114,115,884

-------------------------------------------------------------------------------
MATERIALS--0.6%
-------------------------------------------------------------------------------
CHEMICALS--0.6%
Praxair, Inc.                                       666,100         55,792,536
-------------------------------------------------------------------------------
Syngenta AG                                         218,195         47,181,800
                                                              -----------------
                                                                   102,974,336

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
KDDI Corp.                                           24,477        181,555,774
-------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                         6,113,336        181,566,079


                          24 | OPPENHEIMER GLOBAL FUND

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Vodafone Group
plc                                             116,684,569   $    422,648,526
                                                              -----------------
                                                                   785,770,379

-------------------------------------------------------------------------------
UTILITIES--0.8%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Fortum Oyj                                        3,753,300        137,760,334
                                                              -----------------
Total Common Stocks
(Cost $11,412,118,408)                                          18,060,981,743

                                                                         VALUE
                                                     SHARES         SEE NOTE 1
-------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.2%
-------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.37%  3,4
(Cost $34,066,752)                               34,066,752   $     34,066,752

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $11,446,185,160)                                 99.7%    18,095,048,495
-------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                      0.3         62,946,609
                                               --------------------------------
NET ASSETS                                            100.0%  $ 18,157,995,104
                                               ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $17,441,244, which represents 0.10% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES           GROSS           GROSS               SHARES
                            SEPTEMBER 30, 2006       ADDITIONS      REDUCTIONS   SEPTEMBER 30, 2007
----------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                   2,500,000       1,062,300       3,562,300                   --
Oppenheimer Institutional
Money Market Fund, Cl. E                    --   1,816,316,235   1,782,249,483           34,066,752
Swiss Medical SA                       960,000              --              --              960,000

                                                         VALUE        DIVIDEND             REALIZED
                                                    SEE NOTE 1          INCOME                 LOSS
----------------------------------------------------------------------------------------------------
AtheroGenics, Inc.                               $          --   $          --   $       38,674,227
Oppenheimer Institutional
Money Market Fund, Cl. E                            34,066,752       4,059,171                   --
Swiss Medical SA                                    17,441,244              --                   --
                                                 ---------------------------------------------------
                                                 $  51,507,996   $   4,059,171   $       38,674,227
                                                 ===================================================

4. Rate shown is the 7-day yield as of September 30, 2007.


                          25 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                              VALUE  PERCENT
--------------------------------------------------------------------------------
United States                                         $  6,288,307,791     34.8%
United Kingdom                                           2,134,507,199     11.8
Japan                                                    2,038,586,537     11.3
Sweden                                                   1,337,957,281      7.4
Germany                                                  1,257,270,161      6.9
France                                                     958,679,424      5.3
India                                                      541,859,452      3.0
Switzerland                                                528,103,023      2.9
The Netherlands                                            459,465,435      2.5
Taiwan                                                     389,785,265      2.2
Mexico                                                     366,450,737      2.0
Korea, Republic of South                                   336,379,467      1.8
Brazil                                                     311,508,190      1.7
Canada                                                     235,274,675      1.3
Cayman Islands                                             203,497,913      1.1
Spain                                                      202,183,764      1.1
Italy                                                      146,638,329      0.8
Finland                                                    137,760,334      0.8
Norway                                                     109,714,699      0.6
Denmark                                                     51,007,211      0.3
Jersey, Channel Islands                                     31,767,056      0.2
Argentina                                                   17,441,244      0.1
China                                                       10,903,308      0.1
                                                      --------------------------
Total                                                 $ 18,095,048,495    100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $11,381,728,408)                                           $ 18,043,540,499
Affiliated companies (cost $64,456,752)                                                       51,507,996
                                                                                        -----------------
                                                                                          18,095,048,495
---------------------------------------------------------------------------------------------------------
Cash                                                                                           6,311,700
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $20,362,022)                                                   20,656,238
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            466,548
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             119,101,500
Dividends                                                                                     24,322,526
Shares of beneficial interest sold                                                             2,311,063
Other                                                                                          2,330,925
                                                                                        -----------------
Total assets                                                                              18,270,548,995

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                            173,132
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         73,785,469
Shares of beneficial interest redeemed                                                        22,010,244
Distribution and service plan fees                                                            10,209,056
Transfer and shareholder servicing agent fees                                                  2,458,530
Trustees' compensation                                                                         2,418,786
Shareholder communications                                                                       630,168
Foreign capital gains tax                                                                        130,039
Other                                                                                            738,467
                                                                                        -----------------
Total liabilities                                                                            112,553,891

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 18,157,995,104
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $ 10,595,120,208
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             65,285,834
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               846,239,994
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                6,651,349,068
                                                                                        -----------------
NET ASSETS                                                                              $ 18,157,995,104
                                                                                        =================


                          27 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $13,935,012,711 and 170,919,102 shares of beneficial interest outstanding)           $ 81.53
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                             $ 86.50
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,182,183,691 and 15,642,312 shares of beneficial interest outstanding)             $ 75.58
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,549,182,403 and 20,138,580 shares of beneficial interest outstanding)             $ 76.93
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $466,691,639 and 5,775,396 shares of beneficial interest outstanding)                $ 80.81
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $1,024,924,660 and 12,492,329 shares
of beneficial interest outstanding)                                                     $ 82.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $7,574,764)                 $ 290,418,752
Affiliated companies                                                                        4,059,171
------------------------------------------------------------------------------------------------------
Interest                                                                                      498,330
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                     10,393,567
------------------------------------------------------------------------------------------------------
Other income                                                                                  141,601
                                                                                        --------------
Total investment income                                                                   305,511,421

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                           107,925,849
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                    32,018,371
Class B                                                                                    12,840,966
Class C                                                                                    14,803,126
Class N                                                                                     2,301,066
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                    21,697,087
Class B                                                                                     2,224,541
Class C                                                                                     2,176,037
Class N                                                                                     1,439,644
Class Y                                                                                       308,387
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                       816,903
Class B                                                                                       260,136
Class C                                                                                       133,296
Class N                                                                                        18,083
Class Y                                                                                        25,982
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 2,304,560
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                        970,054
------------------------------------------------------------------------------------------------------
Other                                                                                         417,590
                                                                                        --------------
Total expenses                                                                            202,681,678
Less reduction to custodian expenses                                                           (2,086)
Less waivers and reimbursements of expenses                                                   (76,846)
                                                                                        --------------
Net expenses                                                                              202,602,746

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     102,908,675


                          29 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies (net of foreign capital gains tax of $2,962,852)              $ 1,045,668,818
   Affiliated companies                                                                     (38,674,227)
Foreign currency transactions                                                                87,177,562
Increase from payment by affiliate                                                              117,389
                                                                                        ----------------
Net realized gain                                                                         1,094,289,542
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $1,817,636)                              1,521,750,467
Translation of assets and liabilities denominated in foreign currencies                     471,439,670
                                                                                        ----------------
Net change in unrealized appreciation                                                     1,993,190,137

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 3,190,388,354
                                                                                        ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                    2007               2006
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                                           $    102,908,675   $     69,709,110
----------------------------------------------------------------------------------------------------
Net realized gain                                                  1,094,289,542      1,045,788,263
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              1,993,190,137        667,119,903
                                                                ------------------------------------
Net increase in net assets resulting from operations               3,190,388,354      1,782,617,276

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (119,953,361)       (68,537,063)
Class B                                                                       --                 --
Class C                                                                 (899,040)                --
Class N                                                               (1,590,707)          (910,564)
Class Y                                                              (11,329,948)        (2,848,372)
                                                                ------------------------------------
                                                                    (133,773,056)       (72,295,999)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                             (708,486,567)      (320,948,026)
Class B                                                              (80,080,261)       (47,068,929)
Class C                                                              (83,248,362)       (36,978,219)
Class N                                                              (24,861,072)       (10,192,572)
Class Y                                                              (37,610,062)        (8,652,855)
                                                                ------------------------------------
                                                                    (934,286,324)      (423,840,601)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                              172,659,549        722,673,118
Class B                                                             (335,559,804)      (245,316,856)
Class C                                                               17,959,793        112,068,876
Class N                                                              (10,584,304)        64,093,278
Class Y                                                              320,570,748        312,026,242
                                                                ------------------------------------
                                                                     165,045,982        965,544,658

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase                                                     2,287,374,956      2,252,025,334
----------------------------------------------------------------------------------------------------
Beginning of period                                               15,870,620,148     13,618,594,814
                                                                ------------------------------------
End of period (including accumulated net investment income
of $65,285,834 and $31,750,440, respectively)                   $ 18,157,995,104   $ 15,870,620,148
                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                2007               2006           2005          2004             2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     72.17        $     66.16    $     52.64    $    44.32       $    35.25
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .54 1              .42 1          .39 1         .21              .21
Net realized and unrealized gain                  13.74               8.04          13.47          8.45             8.86
                                            -------------------------------------------------------------------------------
Total from investment operations                  14.28               8.46          13.86          8.66             9.07
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income               (.71)              (.43)          (.34)         (.34)              --
Distributions from net realized gain              (4.21)             (2.02)            --            --               --
                                            -------------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                (4.92)             (2.45)          (.34)         (.34)              --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     81.53        $     72.17    $     66.16    $    52.64       $    44.32
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                20.58%             13.13%         26.40%        19.58%           25.73%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $13,935,013        $12,130,083    $10,418,176    $8,232,135       $5,904,063
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $13,298,893        $11,451,054    $ 9,449,471    $7,542,447       $4,950,791
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              0.71%              0.61%          0.66%         0.48%            0.59%
Total expenses                                     1.05% 4,5,6        1.08% 6        1.12% 6       1.15% 6,7        1.23% 6
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15%                23%            29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.05%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GLOBAL FUND

CLASS B    YEAR ENDED SEPTEMBER 30,                2007               2006           2005          2004             2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     67.09        $     61.72    $     49.24    $    41.52       $    33.30
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.07) 1            (.14) 1        (.09) 1       (.31)            (.25)
Net realized and unrealized gain                  12.77               7.53          12.57          8.03             8.47
                                            ------------------------------------------------------------------------------
Total from investment operations                  12.70               7.39          12.48          7.72             8.22
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                 --                 --             --            -- 2             --
Distributions from net realized gain              (4.21)             (2.02)            --            --               --
                                            ------------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                (4.21)             (2.02)            --            --               --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     75.58        $     67.09    $     61.72    $    49.24       $    41.52
                                            ==============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                19.64%             12.26%         25.35%        18.60%           24.69%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,182,184        $ 1,365,386    $ 1,488,390    $1,329,910       $1,224,725
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,285,702        $ 1,447,546    $ 1,430,704    $1,361,457       $1,113,678
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                               (0.10)%            (0.22)%        (0.16)%       (0.39)%          (0.27)%
Total expenses                                     1.84% 5            1.89%          1.93%         1.98%            2.07%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 1.84%              1.89%          1.93%         1.97%            2.07%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15%                23%            29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED SEPTEMBER 30,                2007               2006           2005          2004             2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     68.23        $     62.72    $     50.00    $    42.19       $    33.82
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.03) 1            (.10) 1        (.06) 1       (.04)            (.04)
Net realized and unrealized gain                  12.99               7.63          12.78          7.91             8.41
                                            ------------------------------------------------------------------------------
Total from investment operations                  12.96               7.53          12.72          7.87             8.37
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income               (.05)                --             --          (.06)              --
Distributions from net realized gain              (4.21)             (2.02)            --            --               --
                                            ------------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                (4.26)             (2.02)            --          (.06)              --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     76.93        $     68.23    $     62.72    $    50.00       $    42.19
                                            ==============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                19.69%             12.29%         25.44%        18.66%           24.75%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,549,182        $ 1,352,705    $ 1,135,134    $  846,382       $  610,815
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,481,391        $ 1,264,053    $   998,745    $  778,637       $  508,597
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.04)%            (0.15)%        (0.10)%       (0.29)%          (0.20)%
Total expenses                                     1.80% 4            1.84%          1.88%         1.91%            2.02%
Expenses after payments, waivers and/or
   reimbursements and reduction to
   custodian expenses                              1.80%              1.84%          1.87%         1.91%            2.02%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15%                23%            29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          34 | OPPENHEIMER GLOBAL FUND

CLASS N    YEAR ENDED SEPTEMBER 30,                2007               2006           2005          2004             2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     71.45        $     65.53    $     52.21    $    44.04       $    35.13
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .24 1              .16 1          .16 1         .09              .10
Net realized and unrealized gain                  13.60               7.96          13.33          8.32             8.81
                                            -----------------------------------------------------------------------------
Total from investment operations                  13.84               8.12          13.49          8.41             8.91
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income               (.27)              (.18)          (.17)         (.24)              --
Distributions from net realized gain              (4.21)             (2.02)            --            --               --
                                            -----------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                (4.48)             (2.20)          (.17)         (.24)              --
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     80.81        $     71.45    $     65.53    $    52.21       $    44.04
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                20.10%             12.69%         25.88%        19.13%           25.36%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   466,691        $   420,221    $   324,647    $  219,888       $  108,641
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   461,018        $   381,875    $   272,659    $  173,134       $   77,891
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              0.32%              0.24%          0.27%         0.14%            0.36%
Total expenses                                     1.46% 4            1.47%          1.51%         1.58%            1.66%
Expenses after payments, waivers and/or
  reimbursements and reduction to
  custodian expenses                               1.46%              1.47%          1.51%         1.53%            1.53%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15%                23%            29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          35 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED SEPTEMBER 30,                2007               2006           2005          2004             2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     72.75        $     66.65    $     52.99    $    44.57       $    35.38
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .86 1              .72 1          .49 1         .28              .20
Net realized and unrealized gain                  13.79               8.06          13.64          8.55             8.99
                                            -----------------------------------------------------------------------------
Total from investment operations                  14.65               8.78          14.13          8.83             9.19
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
   shareholders:
Dividends from net investment income              (1.15)              (.66)          (.47)         (.41)              --
Distributions from net realized gain              (4.21)             (2.02)            --            --               --
                                            -----------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                (5.36)             (2.68)          (.47)         (.41)              --
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     82.04        $     72.75    $     66.65    $    52.99       $    44.57
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                21.00%             13.57%         26.76%        19.89%           25.98%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 1,024,925        $   602,225    $   252,248    $  403,736       $  263,670
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   818,654        $   434,064    $   252,837    $  350,225       $  207,637
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.11%              1.03%          0.82%         0.73%            0.82%
Total expenses                                     0.68% 4            0.72%          0.81%         0.91%            1.06%
Expenses after payments, waivers and/or
   reimbursements and reduction to
   custodian expenses                              0.68%              0.72%          0.81%         0.91%            1.03%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15%                23%            29%           22%              46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      0.68%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          36 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts trade on a commodities or futures exchange will be valued at the final settlement price or


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share


                          38 | OPPENHEIMER GLOBAL FUND
of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $   167,792,404  $ 844,065,292   $             --   $    6,553,340,986

1. During the fiscal year ended September 30, 2007, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended September 30, 2006, the Fund utilized $643,527 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                   INCREASE TO        REDUCTION TO
                                   ACCUMULATED     ACCUMULATED NET
             INCREASE TO        NET INVESTMENT       REALIZED GAIN
             PAID-IN CAPITAL            INCOME    ON INVESTMENTS 3
             -----------------------------------------------------
             $    88,986,263    $   64,399,775    $    153,386,038

3. $101,717,884, including $97,303,000 of long-term capital gain, was distributed in connection with Fund share redemptions.


                          39 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                           YEAR ENDED       YEAR ENDED
                                       SEPT. 30, 2007   SEPT. 30, 2006
         -------------------------------------------------------------
         Distributions paid from:
         Ordinary income              $   209,577,935   $   72,295,999
         Long-term capital gain           858,481,445      423,840,601
                                      --------------------------------
         Total                        $ 1,068,059,380   $  496,136,600
                                      ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities           $  11,543,815,172
          Federal tax cost of other investments           38,758,276
                                                   -----------------
          Total federal tax cost                   $  11,582,573,448
                                                   =================

          Gross unrealized appreciation            $   6,729,165,531
          Gross unrealized depreciation                 (175,824,545)
                                                   -----------------
          Net unrealized appreciation              $   6,553,340,986
                                                   =================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended September 30, 2007, the Fund's projected benefit obligations were increased by $590,106 and payments of $497,521 were made to retired trustees, resulting in an accumulated liability of $1,609,635 as of September 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral


                          40 | OPPENHEIMER GLOBAL FUND
by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          41 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED SEPTEMBER 30, 2007       YEAR ENDED SEPTEMBER 30, 2006
                                       SHARES              AMOUNT          SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                               27,788,177    $  2,105,039,981      34,238,188    $  2,363,625,634
Dividends and/or
distributions reinvested           10,615,743         775,732,066       5,556,427         366,224,073
Redeemed                          (35,550,270)     (2,708,112,498) 1  (29,202,154)     (2,007,176,589) 2
                                  ----------------------------------------------------------------------
Net increase                        2,853,650    $    172,659,549      10,592,461    $    722,673,118
                                  ======================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                1,839,005    $    129,449,888       2,897,644    $    186,627,181
Dividends and/or
distributions reinvested            1,087,652          73,808,035         696,236          42,929,917
Redeemed                           (7,637,370)       (538,817,727) 1   (7,354,910)       (474,873,954) 2
                                  ----------------------------------------------------------------------
Net decrease                       (4,710,713)   $   (335,559,804)     (3,761,030)   $   (245,316,856)
                                  ======================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                3,044,449    $    218,036,715       4,405,230    $    288,285,208
Dividends and/or
distributions reinvested            1,047,656          72,340,640         505,615          31,696,986
Redeemed                           (3,777,962)       (272,417,562) 1   (3,184,995)       (207,913,318) 2
                                  ----------------------------------------------------------------------
Net increase                          314,143    $     17,959,793       1,725,850    $    112,068,876
                                  ======================================================================

--------------------------------------------------------------------------------------------------------
CLASS N
Sold                                2,291,029    $    173,018,948       2,676,259    $    183,604,093
Dividends and/or
distributions reinvested              355,209          25,695,841         164,841          10,788,852
Redeemed                           (2,751,825)       (209,299,093) 1   (1,914,566)       (130,299,667) 2
                                  ----------------------------------------------------------------------
Net increase (decrease)              (105,587)   $    (10,584,304)        926,534    $     64,093,278
                                  ======================================================================

--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                4,767,347    $    364,993,046       5,414,025    $    377,116,117
Dividends and/or
distributions reinvested              653,762          48,193,961         166,020          10,995,532
Redeemed                           (1,207,225)        (92,616,259) 1   (1,086,129)        (76,085,407) 2
                                  ----------------------------------------------------------------------
Net increase                        4,213,884    $    320,570,748       4,493,916    $    312,026,242
                                  ======================================================================

1. Net of redemption fees of $86,828, $8,394, $9,672, $3,010 and $5,345 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $57,810, $7,308, $6,382, $1,928 and $2,191 for
Class A, Class B, Class C, Class N and Class Y, respectively.


                          42 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                         PURCHASES              SALES
         ------------------------------------------------------------
         Investment securities      $2,539,619,025     $3,365,472,251

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE EFFECTIVE SEPT. 1, 2007
-------------------------------------------
Up to $250 million                    0.80%
Next $250 million                     0.77
Next $500 million                     0.75
Next $1 billion                       0.69
Next $1.5 billion                     0.67
Next $2.5 billion                     0.65
Next $2.5 billion                     0.63
Next $2.5 billion                     0.60
Next $4 billion                       0.58
Next $8 billion                       0.56
Over $23 billion                      0.54

FEE SCHEDULE FROM OCT. 1, 2006 TO AUG. 31, 2007
-----------------------------------------------
Up to $250 million                    0.80%
Next $250 million                     0.77
Next $500 million                     0.75
Next $1 billion                       0.69
Next $1.5 billion                     0.67
Next $2.5 billion                     0.65
Next $2.5 billion                     0.63
Next $2.5 billion                     0.60
Next $4 billion                       0.58
Over $15 billion                      0.56

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $27,833,318 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


                          43 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class C and Class N shares were $16,464,223 and $3,989,019, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                     CLASS A         CLASS B         CLASS C         CLASS N
                                     CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                                   FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                               SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                                 RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
September 30, 2007             $   2,523,421   $      35,280   $   1,542,842   $      82,570   $       5,441

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2007, OFS waived $88 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $76,758 for IMMF management fees.

      The Distributor paid the Fund $117,389 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various


                          44 | OPPENHEIMER GLOBAL FUND
financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                              CONTRACT         VALUATION
                                                EXPIRATION      AMOUNT             AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                                 DATES      (000S)    SEPT. 30, 2007    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro [EUR]                                 10/1/07-10/2/07      17,104EUR $   24,389,174    $    222,990    $         --
Swedish Krone [SEK]                        10/1/07-10/2/07     114,146SEK     17,713,278         243,558              --
                                                                                            -----------------------------
                                                                                                 466,548              --
                                                                                            -----------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]                              10/1/07      11,523CAD     11,584,844              --          88,478
Singapore Dollar [SGD]                     10/1/07-10/2/07      20,814SGD     14,011,726              --          84,654
                                                                                            -----------------------------
                                                                                                      --         173,132
                                                                                            -----------------------------
Total unrealized appreciation and depreciation                                              $    466,548    $    173,132
                                                                                            =============================

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified


                          45 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES Continued

institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                             ACQUISITION                  VALUATION AS OF        UNREALIZED
SECURITY                                           DATES           COST    SEPT. 30, 2007      DEPRECIATION
------------------------------------------------------------------------------------------------------------
Swiss Medical SA                         5/19/94-7/10/02   $ 30,390,000   $    17,441,244   $    12,948,756

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.


                          46 | OPPENHEIMER GLOBAL FUND

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          47 | OPPENHEIMER GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Fund, including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2007


                          48 | OPPENHEIMER GLOBAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $3.8645 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 7, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions should be multiplied by 32.60% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $288,513,677 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $203,441 or 0.15% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $42,712,739 or 56.35% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $9,645,068 of foreign income taxes paid by the Fund during the fiscal year ended September 30, 2007. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $107,025,076 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          49 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          50 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an invest-


                          51 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

ment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rajeev Bhaman, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load global large-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median. However, its one-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global large-cap growth funds, global multi-cap core funds, global multi-cap value funds, and global multi-cap growth fund and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows. Based on this evaluation, the Board requested and


                      52 | OPPENHEIMER GLOBAL FUND
the Manager agreed to a revised breakpoint schedule. Effective September 1, 2007, the Fund pays the Manager at the following annual rates that decline as the Fund's assets grow: 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million of average annual net assets, 0.75% of the next $500 million of average annual net assets, 0.69% of the next $1.0 billion of average annual net assets, 0.67% of the next $1.5 billion of average annual net assets, 0.65% of the next $2.5 billion of average annual net assets, 0.63% of the next $2.5 billion of average annual net assets, 0.60% of the next $2.5 billion of average annual net assets, 0.58% of the next $4.0 billion of average annual net assets, 0.56% of the next $8.0 billion of average annual net assets, and 0.54% of average annual net assets in excess of $23.0 billion.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                          53 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board              Director of Special Value Opportunities Fund, LLC (registered investment com-
of Trustees (since 2007),          pany) (since September 2004); Member of Zurich Financial Services Investment
Trustee (since 2005)               Advisory Board (insurance) (since October 2004); Chairman (since August 2007)
Age: 64                            and Trustee (since August 1991) of the Board of Governing Trustees of The
                                   Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study
                                   (non-profit educational institute) (since May 1992); Special Limited Partner of
                                   Odyssey Investment Partners, LLC (private equity investment) (January 1999-
                                   September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                   (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                   Bard College (August 1990-September 2001) (economics research); Director of
                                   Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees
                                   64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                   President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2007)               (investment management company) (since January 2004); President of The
Age: 67                            Community Reinvestment Act Qualified Investment Fund (investment manage-
                                   ment company) (since January 2004); Independent Chairman of the Board of
                                   Trustees of Quaker Investment Trust (registered investment company) (since
                                   January 2004); Director of Internet Capital Group (information technology com-
                                   pany) (since October 2003); Chief Operating Officer and Chief Financial Officer
                                   of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                   Corporation, a publicly traded company) and Delaware Investments U.S., Inc.
                                   (investment management subsidiary of Lincoln National Corporation) (1993-
                                   2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                   Family of Funds (1993-2003); President and Board Member of Lincoln National
                                   Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC
                                   (1993-2003); Chairman and Chief Executive Officer of Retirement Financial
                                   Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                   Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive
                                   Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                   Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital
                                   Management Corporation (investment subsidiary of Equitable Life Assurance
                                   Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan-
                                   cial services holding company) (1977-1985); held the following positions at the
                                   Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                   (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                   (1969-1972); held the following positions at Price Waterhouse & Company
                                   (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                                   Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees
                                   64 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)               tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 66                            (October 1991-August 2006); President of the Investment Company Institute
                                   (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                   Company (insurance company) (October 1991-June 2004). Oversees 54 portfo-
                                   lios in the OppenheimerFunds complex.


                       54 | OPPENHEIMER GLOBAL FUND

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)               Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 69                            Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                   ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                   Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                   Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                                   Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                                   Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                   1991). Oversees 54 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)               1998); and Senior Vice President and General Auditor of American Express
Age: 65                            Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Managing Director of Public Capital Advisors, LLC (privately-held financial
Trustee (since 2002)               advisor) (since January 2006); Director of Columbia Equity Financial Corp. (pri-
Age: 55                            vately-held financial advisor) (since 2002); Managing Director of Carmona
                                   Motley, Inc. (privately-held financial advisor) (since January 2002); Managing
                                   Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                   (January 1998-December 2001); Member of the Finance and Budget Committee
                                   of the Council on Foreign Relations, Member of the Investment Committee of
                                   the Episcopal Church of America, Member of the Investment Committee and
                                   Board of Human Rights Watch and the Investment Committee of Historic
                                   Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (cor-
Trustee (since 1989)               porate governance consulting and executive recruiting) (since 1993); Life Trustee
Age: 75                            of International House (non-profit educational organization); Former Trustee of
                                   The Historical Society of the Town of Greenwich; Former Director of Greenwich
                                   Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (environmental
Age: 66                            protection organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                   Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a pri-
                                   vately held bio-statistics company) (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President of American Talc Company, Inc. (talc min-
Age: 59                            ing and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch
                                   (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold
                                   Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                   (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.


                       55 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                   FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and             President of the Manager (September 2000-March 2007); President and director
Principal Executive Officer        or trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                       Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
Age: 58                            Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                   Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (sub-
                                   sidiary of the Manager) (November 2001-December 2006); Chairman and Director
                                   of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the
                                   Manager) (since July 2001); Director of the following investment advisory sub-
                                   sidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation and
                                   Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                   President (since November 2001) and Director (since July 2001) of Oppenheimer
                                   Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                   Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                   Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute's Board of Governors (since October 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001). Oversees
                                   102 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. BHAMAN,
OF THE FUND                        GILLESPIE, ZACK AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                   NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI
                                   AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                                   SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL.

RAJEEV BHAMAN,                     Vice President of the Manager (since January 1997); Assistant Vice President of
Vice President and Portfolio       the Manager (March 1996-January 1997). An officer of 2 portfolios in the
Manager (since 2004)               OppenheimerFunds complex.
Age: 44

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Chief Compliance Officer of the Manager, OppenheimerFunds
Compliance Officer                 Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc.
(since 2004)                       (since March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Age: 57                            Centennial Asset Management Corporation and Shareholder Services, Inc.
                                   (since June 1983). Former Vice President and Director of Internal Audit of
                                   the Manager (1997-February 2004). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.


                       56 | OPPENHEIMER GLOBAL FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal            of the following: HarbourView Asset Management Corporation, Shareholder
Financial & Accounting             Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 1999)               Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March
Age: 48                            1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000),
                                   OFI Institutional Asset Management, Inc. (since November 2000), and
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
                                   Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                   Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                   Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                   Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                   An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN PETERSEN,                    Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer                the Manager (August 2002-February 2007); Manager/Financial Product Accounting
(since 2004)                       of the Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                            OppenheimerFunds complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 37                            Director of Mutual Fund Operations at American Data Services, Inc. (September
                                   2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)             March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 59                            (since December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                   the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 102 portfolios in the OppenheimerFunds complex.


                       57 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary                Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                       2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 39                            General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                   (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary                September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                       September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 43                            Management. An officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                       Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 42                            Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                   Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                   Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                   1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          58 | OPPENHEIMER GLOBAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2007 and $59,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $233,640 in fiscal 2007 and $183,800 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $811 in fiscal 2007 and $201 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Venezuelan tax filings, renewal of tax Ids and preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $234,451 in fiscal 2007 and $185,537 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007